Schedule of revenue disaggregate (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ 4,151,088	$ 5,376,693	$ 4,222,689
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	812,609	484,951	403,657
Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total	3,338,479	4,891,742	3,819,032
Australia [member]
IfrsStatementLineItems [Line Items]
Total	1,442,596	2,139,865	1,885,732
North America [member]
IfrsStatementLineItems [Line Items]
Total	2,428,370	2,765,808	1,404,465
Other [member]
IfrsStatementLineItems [Line Items]
Total	280,122	471,020	932,492
Subscriptions [member]
IfrsStatementLineItems [Line Items]
Total	3,338,479	4,891,743	3,819,031
Advertising [member]
IfrsStatementLineItems [Line Items]
Total	251,368	315,524	316,713
Services [member]
IfrsStatementLineItems [Line Items]
Total	561,241	169,426	86,945
Publishing [member]
IfrsStatementLineItems [Line Items]
Total	1,123,073	1,186,093	964,450
Publishing [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	251,368	314,591	314,513
Publishing [member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total	871,705	871,502	649,937
Publishing [member] | Australia [member]
IfrsStatementLineItems [Line Items]
Total	1,936
Publishing [member] | North America [member]
IfrsStatementLineItems [Line Items]
Total	938,145	971,110	508,507
Publishing [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total	182,992	214,983	455,943
Publishing [member] | Subscriptions [member]
IfrsStatementLineItems [Line Items]
Total	871,705	871,502	649,937
Publishing [member] | Advertising [member]
IfrsStatementLineItems [Line Items]
Total	251,368	314,591	314,513
Publishing [member] | Services [member]
IfrsStatementLineItems [Line Items]
Total
SEO agency [member]
IfrsStatementLineItems [Line Items]
Total	3,028,015	4,190,600	3,258,239
SEO agency [member] | Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Total	561,241	170,360	89,144
SEO agency [member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Total	2,466,774	4,020,240	3,169,095
SEO agency [member] | Australia [member]
IfrsStatementLineItems [Line Items]
Total	1,440,660	2,139,865	1,885,732
SEO agency [member] | North America [member]
IfrsStatementLineItems [Line Items]
Total	1,490,225	1,794,698	895,958
SEO agency [member] | Other [member]
IfrsStatementLineItems [Line Items]
Total	97,130	256,037	476,549
SEO agency [member] | Subscriptions [member]
IfrsStatementLineItems [Line Items]
Total	2,466,774	4,020,241	3,169,094
SEO agency [member] | Advertising [member]
IfrsStatementLineItems [Line Items]
Total		933	2,200
SEO agency [member] | Services [member]
IfrsStatementLineItems [Line Items]
Total	$ 561,241	$ 169,426	$ 86,945